Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 559,253	$ 811,526
Prepaid expenses	738,743	701,663
Total current assets	1,297,996	1,513,189
Other assets		159,954
Investments held in Trust Account	311,200,024	311,175,471
Total Assets	312,498,020	312,848,614
Current liabilities:
Accounts payable	89,522	18,764
Accrued expenses	113,400	94,497
Due to related party	1,097
Total current liabilities	204,019	113,261
Deferred legal fees	4,891,549	3,966,447
Deferred underwriting commissions	10,890,707	10,890,707
Derivative warrant liabilities	20,543,880	25,795,700
Total liabilities	36,530,155	40,766,115
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 31,116,305 shares at redemption value of $10.00	311,163,050	311,163,050
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Common stock value
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 7,779,076 shares issued and outstanding	778	778
Accumulated deficit	(35,195,963)	(39,081,329)
Total shareholders’ deficit	(35,195,185)	(39,080,551)
Total Liabilities and Shareholders’ Deficit	$ 312,498,020	$ 312,848,614